Exhibit 99.22

Rating Agency Grades Summary Report
DRMT 2026-CES1
Run Date - 4/14/2026 13:00:00 PM

LOAN INFORMATION	INITIAL CREDIT LOAN GRADES	INITIAL COMPLIANCE LOAN GRADES	INITIAL PROPERTY LOAN GRADES	INITIAL OVERALL LOAN GRADES	FINAL CREDIT LOAN GRADES	FINAL COMPLIANCE LOAN GRADES	FINAL PROPERTY LOAN GRADES	FINAL OVERALL LOAN GRADES

Loan ID	Investor ID	Seller Loan ID	Original Loan Amount	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys
XXXXXX-2026-CES1-1			[Redacted]	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B